Earnings (Loss) Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Reconciliation of Numerators and Denominators of Basic and Diluted Earnings (Loss) Per Share Computations

The following is a reconciliation of the numerators and denominators of the basic and diluted earnings (loss) per share computations shown on the consolidated statements of comprehensive income (loss) (dollars in thousands):

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2014	2013	2014	2013
Basic earnings (loss) per share
Net income (loss)	$(12,929)	$143,232	$4,448	$170,981
Less: Net income allocated to unvested participating securities	—	(2,351)	(34)	(2,831)

Net income (loss) available to common stockholders (numerator)	$(12,929)	$140,881	$4,414	$168,150
Weighted-average common shares outstanding (denominator)	37,673	36,925	37,552	36,902

Basic earnings (loss) per share	$(0.34)	$3.82	$0.12	$4.56

Diluted earnings (loss) per share
Net income (loss)	$(12,929)	$143,232	$4,448	$170,981
Less: Net income allocated to unvested participating securities	—	(2,310)	(33)	(2,778)

Net income (loss) available to common stockholders (numerator)	$(12,929)	$140,922	$4,415	$168,203
Weighted-average common shares outstanding	37,673	36,925	37,552	36,902
Add: Effect of dilutive stock options, non-participating securities, and convertible notes	—	660	522	711

Diluted weighted-average common shares outstanding (denominator)	37,673	37,585	38,074	37,613

Diluted earnings (loss) per share	$(0.34)	$3.75	$0.12	$4.47

The following is a reconciliation of the numerators and denominators of the basic and diluted earnings (loss) per share computations shown on the consolidated statements of comprehensive income (loss) (dollars in thousands):

	For the Years Ended December 31,
	2013	2012	2011
Basic earnings (loss) per share
Net income (loss)	$253,467	$(22,134)	$(66,397)
Less: Net income allocated to unvested participating securities	(3,719)	—	—

Net income (loss) available to common stockholders (numerator)	249,748	(22,134)	(66,397)
Weighted-average common shares outstanding (denominator)	37,003	30,397	27,593

Basic earnings (loss) per share	$6.75	$(0.73)	$(2.41)

Diluted earnings (loss) per share
Net income (loss)	$253,467	$(22,134)	$(66,397)
Less: Net income allocated to unvested participating securities	(3,651)	—	—

Net income (loss) available to common stockholders (numerator)	249,816	(22,134)	(66,397)
Weighted-average common shares outstanding	37,003	30,397	27,593
Add: Effect of dilutive stock options and convertible notes	698	—	—

Diluted weighted-average common shares outstanding (denominator)	37,701	30,397	27,593

Diluted earnings (loss) per share	$6.63	$(0.73)	$(2.41)